Patents and software - Table (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting principles, rules and methods
Beginning balance	€ 2,757	€ 2,673
Ending balance	2,655	2,757
Gross Carrying Amount [Member]
Accounting principles, rules and methods
Beginning balance	3,684	3,412
Addition	90	272
Disposal	(2)	0
Ending balance	3,772	3,684
AMORTIZATION
Accounting principles, rules and methods
Beginning balance	(927)	(739)
Increase	190	188
Decrease	0	0
Ending balance	(1,117)	(927)
Patents
Accounting principles, rules and methods
Beginning balance	2,757	2,665
Ending balance	2,655	2,757
Patents | Gross Carrying Amount [Member]
Accounting principles, rules and methods
Beginning balance	3,652	3,380
Addition	90	272
Disposal	(2)	0
Ending balance	3,740	3,652
Patents | AMORTIZATION
Accounting principles, rules and methods
Beginning balance	(895)	(715)
Increase	190	180
Decrease	0	0
Ending balance	(1,085)	(895)
Software
Accounting principles, rules and methods
Beginning balance		8
Software | Gross Carrying Amount [Member]
Accounting principles, rules and methods
Beginning balance	32	32
Disposal	0	0
Ending balance	32	32
Software | AMORTIZATION
Accounting principles, rules and methods
Beginning balance	(32)	(24)
Increase		8
Decrease	0	0
Ending balance	€ (32)	€ (32)